Residential Loans at Fair Value - Reconciliation of the Changes in Residential Loans Held for Sale to the Amounts Presented in the Consolidated Statements of Cash Flows (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Balance at beginning of period	$ 630,456	$ 278,474	$ 1,015,607	$ 45,065	$ 45,065	$ 0
Purchases and originations of loans held for sale	4,453,761	4,848,332	8,037,309	5,281,349	16,141,573	22,259	0
Proceeds from sales of and payments on loans held for sale	(4,045,058)	(3,522,518)	(8,104,759)	(3,749,979)	(15,452,196)	(15,985)
Realized gains on sales of loans	102,517	67,218	189,350	75,526	218,504	537
Change in unrealized gains (losses) on loans held for sale	23,353	(15,897)	19,177	(2,271)	24,771	266
Interest income	8,721	8,473	17,066	9,261	32,625	16
Acquisition of S1L					0	37,972
Transfers from loans held for investment	0	43	0	5,183	5,183	0
Other	(162)	90	(162)	81	82	0
Balance at end of period	$ 1,173,588	$ 1,664,215	$ 1,173,588	$ 1,664,215	$ 1,015,607	$ 45,065	$ 0